Partners' Equity and Net Income (Loss) Per Unit (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Dec. 06, 2010	Aug. 20, 2010	Mar. 22, 2010	Dec. 31, 2009	Aug. 04, 2009	Nov. 30, 2011 General Partner [Member]	Jul. 07, 2011 General Partner [Member]	Mar. 08, 2011 General Partner [Member]	Dec. 06, 2010 General Partner [Member]	Aug. 20, 2010 General Partner [Member]	Mar. 22, 2010 General Partner [Member]	Aug. 04, 2009 General Partner [Member]	Nov. 30, 2011 Maximum [Member]	Nov. 30, 2011 Minimum [Member]	Apr. 01, 2010 Falcon Spirit (note 12c) [Member]	Mar. 08, 2011 OPCO [Member]	Nov. 30, 2011 Institutional Investor [Member]	Jul. 07, 2011 Institutional Investor [Member]	Mar. 08, 2011 Institutional Investor [Member]
Limited Partners' Capital Account [Line Items]
Proportionate capital contribution											$ 3,700,000	$ 2,700,000	$ 2,000,000	$ 1,900,000
Additional gross proceeds							14,200,000							300,000
Total net proceeds			175,200,000	130,800,000	95,500,000		104,100,000												173,400,000	20,400,000
General partner's interest								2.00%	2.00%	2.00%
Entity acquired ,Purchase price																	44,100,000
Decrease in partnership interest															36.51%	33.03%
Percentage of shares acquired in entity under common control																	100.00%	49.00%
Private placement, amount issued																		7,600,000	7,100,000	700,000	7,600,000
Partners Equity and Net Income Loss Per Unit (Additional Textual) [Abstract]
Percentage of limited partner units outstanding held by public	68.34%
Number of days within which to receive distributed available cash	45 days
Minimum percentage of outstanding units to be held for general partner removal	66.66%
Minimum quarterly distribution per unit	$ 0.35
Subordinated unit converted in to common units						9,800,000
Exceeded Cash distributions per unit	0.4025
Public Offering Amount of units			6,400,000	6,000,000	5,100,000		6,500,000
Public offerings per unit price			$ 27.84	$ 22.15	$ 19.48		$ 14.32
Proceeds from public offering, gross			182,900,000	136,500,000	100,600,000		95,000,000
Additional units allocated to underwriters in terms of overallotment option			840,000	787,500	660,000		975,000
Common Units Outstanding		70,600,000
Repayment of Remaining Vendor Financing Amount					$ 60,000,000